RIGHT-OF-USE ASSETS - Summary of group leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 0
Ending balance	55,238	$ 0
Impairment loss on right-of-use assets	2,250	0	$ 0
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	69,395
Additions	19,189
Cancellation of leases during the year	(22)
Reclassification to disposal group held for sale (Note 40)	(35)
Effect of foreign currency exchange differences	11
Ending balance	88,538	69,395
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	(31,050)
Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss on right-of-use assets	(2,250)
Office and residential property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	2,132
Office and residential property [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	596
Additions	2,161
Cancellation of leases during the year	0
Reclassification to disposal group held for sale (Note 40)	(35)
Effect of foreign currency exchange differences	11
Ending balance	2,733	596
Office and residential property [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	(601)
Office and residential property [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss on right-of-use assets	0
Ships [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	52,977
Ships [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	68,588
Additions	16,946
Cancellation of leases during the year	0
Reclassification to disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0
Ending balance	85,534	68,588
Ships [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	(30,307)
Ships [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss on right-of-use assets	(2,250)
Ship equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Ending balance	129
Ship equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	211
Additions	82
Cancellation of leases during the year	(22)
Reclassification to disposal group held for sale (Note 40)	0
Effect of foreign currency exchange differences	0
Ending balance	271	$ 211
Ship equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	(142)
Ship equipment [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss on right-of-use assets	$ 0